Investment Objectives and Goals	Sep. 26, 2025
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADAPTIVE ALPHA OPPORTUNITIES ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Adaptive Alpha Opportunities ETF (the “Fund”) seeks capital appreciation.
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Adaptive Hedged Multi-Asset Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Adaptive Hedged Multi-Asset Income ETF (the “Fund”) seeks total return through a combination of capital appreciation and current income.
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Risk/Return [Heading]	RH TACTICAL OUTLOOK ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The RH Tactical Outlook ETF (the “Fund”) seeks total return through a combination of capital appreciation and current income,
Objective, Secondary [Text Block]	with a secondary goal of downside protection.
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	RH Tactical Rotation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RH Tactical Rotation ETF (the “Fund”) seeks capital appreciation.